Document and Entity Information	3 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	AIT Therapeutics, Inc.
Entity Central Index Key	0001641631
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	AITB